                              PACIFIC CAPITAL FUNDS
                  CLASS A AND CLASS B RETAIL SHARES PROSPECTUS

                         Supplement dated July 13, 2000
                      To Prospectus dated December 1, 1999


Capitalized terms not defined in this Supplement have the same meaning assigned to them in the Prospectus.

The reorganization of the Pacific Capital U.S. Treasury Securities Fund (the "Treasury Fund") into the Pacific Capital Diversified Fixed Income Fund was approved at a special meeting of shareholders of the Treasury Fund on July 7, 2000 and has been completed. The Treasury Fund is no longer offered for sale.

                                                                 12/99PCP0027/S3

                              PACIFIC CAPITAL FUNDS
                    CLASS Y - INSTITUTIONAL SHARES PROSPECTUS

                         Supplement dated July 13, 2000
                      To Prospectus dated December 1, 1999


Capitalized terms not defined in this Supplement have the same meaning assigned to them in the Prospectus.

The reorganization of the Pacific Capital U.S. Treasury Securities Fund
(the "Treasury Fund") into the Pacific Capital Diversified Fixed Income Fund was approved at a special meeting of shareholders of the Treasury Fund on July 7, 2000 and has been completed. The Treasury Fund is no longer offered for sale.

                                                                 12/99PCP0028/S3